Contracts and Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Contracts and Agreements

Memorial Sloan Kettering Cancer Center, or MSK

Since 2008 the Company has engaged in various research agreements and collaborations with MSK including licensed rights to cancer vaccines and the blood samples from patients who have been vaccinated with MSK’s cancer vaccines. Total sponsored research contracts outstanding in 2016 amounting to approximately $800,000 in 2016 were approximately 89% complete as of September 30, 2016. Such sponsored research agreements provide support for preclinical work on the Company’s product development programs. The work includes preparing radioimmunoconjugates of the Company’s antibodies and performing in vitro and in vivo pharmacology studies for our therapeutic antibody product, imaging agent product and radioimmunotherapy product programs.

Life Technologies Licensing Agreement

On September 24, 2015, the Company entered into a licensing agreement with Life Technologies Corporation, a subsidiary of ThermoFisher Scientific.  Under the agreement the Company agreed to license certain cell lines from Life Technologies Corporation to be used in the production of recombinant proteins for the Company’s clinical trials.  The amount of the contract is for $450,000 and was fully expensed during 2015.  The Company paid $225,000 during 2015 related to this contract, and the remaining amount of $225,000 was paid during the quarter ended September 30, 2016.

Rockefeller University Collaboration

In July 2015, the Company entered into a research collaboration agreement with Rockefeller University's Laboratory of Molecular Genetics and Immunology. The Company provided antibody material to Rockefeller University, which is exploring the mechanism of action of constant region (Fc) variants of the HuMab 5B1 in the role of tumor clearance. The Company will supply additional research materials as requested by the university, which is evaluating ways to optimize the function.

Juno Option Agreement

On August 29, 2014, the Company entered into an option agreement (the “Option Agreement”) with Juno Therapeutics, Inc. (“Juno”) in exchange for a one-time up-front option fee in the low five figures. Pursuant to the Option Agreement, the Company granted Juno the option to obtain an exclusive, world-wide, royalty-bearing license authorizing Juno to develop, make, have made, use, import, have imported, sell, have sold, offer for sale and otherwise exploit certain patents the Company developed with respect to fully human antibodies with binding specificity against human GD2 or sialyl-Lewis A antigens and certain Company controlled biologic materials. As of June 30, 2016, the Option Agreement expired and Juno no longer has a contractual right for use of Company binding domains for use in the construction of CAR T-cells. During the three and nine months ended September 30, 2016, no revenues had been earned under the Option Agreement.

Patheon Biologics LLC Agreement

              On April 14, 2014, the Company entered into a development and manufacturing services agreement (the “Services Agreement”) with Patheon (f.k.a. Gallus Biopharmaceuticals) to provide a full range of manufacturing and bioprocessing services, including cell line development, process development, protein production, cell culture, protein purification, bio-analytical chemistry and quality control, or QC, testing.  Total amount of the contract is estimated at approximately $3.0 million.  For the three and nine months ended September 30, 2016, the Company had no additional expenses associated with the agreement.  The company recorded no expenses related to this Services Agreement in 2016. For the three and nine months ended September 30, 2015, the Company recorded $751,931 and $1,987,006 of expense, respectively, associated with the Services Agreement. During the third quarter of 2016, the Company negotiated a reduction in the amount previously recorded and owed to Patheon related to manufacturing batches that have failed, resulting in the reduction in R&D expenses of approximately $363,000 during the quarter.

NCI PET Imaging Agent Grant

In September 2013, the National Cancer Institute (“NCI”) awarded the Company a Small Business Innovation Research, or SBIR, Program Contract to support the Company’s program to develop a Positron Emission Tomography (“PET”) imaging agent for pancreatic cancer using a fragment of the Company’s 5B1 antibody (the “NCI PET Imaging Agent Grant”). The project period for Phase I of the grant award of approximately $250,000 covered a nine-month period which commenced in September 2013 and ended in June 2014.

On August 25, 2014, the Company was awarded a $1.5 million contract for the Phase II portion of the NCI PET Imaging Agent Grant. The contract was intended to support a major portion of the preclinical work being conducted by the Company, together with its collaboration partner, MSK, to develop a novel PET imaging agent for detection and assessment of pancreatic cancer. The total contract amount for Phase I and Phase II of approximately $1,749,000 supports research work through June 2016.  The contract has been successfully completed at the end of 2015.  No additional activities are required or planned under the contract and all monies available under the contract have been requested and received.

The Company records revenue associated with the NCI PET Imaging Agent Grant as the related costs and expenses are incurred. For the three and nine months ended September 30, 2016 and 2015, the Company recorded none, $148,054, $133,318 and $509,474 of revenue associated with the NCI PET Imaging Agent Grant, respectively.

Life Technologies Licensing Agreement

On September 24, 2015, the Company entered into a licensing agreement with Life Technologies Corporation (“Life Technologies”), a subsidiary of Thermo Fisher Scientific.  Under the agreement, MabVax agreed to license certain cell lines from Life Technologies to be used in the production of recombinant proteins for the Company’s clinical trials.  The amount of the contract is for $450,000 and was fully expensed during the year ended December 31, 2015. The Company paid $225,000 during the year ended December 31, 2015, related to this contract.

Rockefeller University Collaboration

In July 2015, the Company entered into a research collaboration agreement with Rockefeller University's Laboratory of Molecular Genetics and Immunology. The Company provided antibody material to Rockefeller University, which is exploring the mechanism of action of constant region (Fc) variants of the HuMab-5B1 in the role of tumor clearance. The Company will supply additional research materials as requested by the university, which is evaluating ways to optimize the function.

NCI Neuroblastoma Vaccine Grant

In July 2012, the NCI awarded the Company a SBIR Program grant to support the Company’s program to manufacture the clinical material and develop an Investigational New Drug Application for a vaccine to prevent the recurrence of Neuroblastoma (the “NCI Neuroblastoma Vaccine Grant”). The project period for Phase I of the grant ended in December 2012 and the Company received a one-year extension on the project. The Company records revenue associated with the NIH Grants as the related costs and expenses are incurred. For the year ended December 31, 2014, the Company recorded $32,355 of revenue associated with the NCI Neuroblastoma Vaccine Grant.

NCI PET Imaging Agent Grant

In September 2013, the NCI awarded the Company a SBIR Program Contract to support the Company’s program to develop a PET imaging agent for pancreatic cancer using a fragment of the Company’s HuMab-5B1 antibody (the “NCI PET Imaging Agent Grant”). The project period for Phase I of the grant award of approximately $250,000 covered a nine-month period which commenced in September 2013 and ended in June 2014.

On August 25, 2014, the Company was awarded a $1.5 million contract for the Phase II portion of the NCI PET Imaging Agent Grant. The contract is intended to support a major portion of the preclinical work being conducted by the Company, together with its collaboration partner, MSK, to develop a novel Positron Emission Tomography (“PET”) imaging agent for detection and assessment of pancreatic cancer. The total contract amount for Phase I and Phase II of approximately $1,749,000 supports research work through June 2016.

The Company records revenue associated with the NCI PET Imaging Agent Grant as the related costs and expenses are incurred. For the years ended December 31, 2015 and 2014, the Company recorded $1,141,451 and $271,820 of revenue associated with the NCI PET Imaging Agent Grant, respectively.

Juno Therapeutics Option Agreement

On August 29, 2014, MabVax Therapeutics entered into an Option Agreement (the “Option Agreement”) with Juno Therapeutics, Inc. (“Juno”). Pursuant to the Option Agreement, MabVax Therapeutics granted Juno the option to obtain an exclusive, world-wide, royalty-bearing license (the “License”) authorizing Juno to develop, make, have made, use, import, have imported, sell, have sold, offer for sale and otherwise exploit certain patents MabVax Therapeutics developed with respect to fully human antibodies with binding specificity against human GD2 or sialyl Lewis A antigens (the “Patents”) and certain MabVax Therapeutics controlled biologic materials. Juno may exercise its option to purchase the License until the earlier of June 30, 2016 or 90 days from the date MSK completes its research with respect to the Patents in accordance with the terms of agreements by and between MSK and MabVax Therapeutics.

During the years ended December 31, 2015 and 2014, no revenues had been earned under the Option Agreement; however, the Option Agreement remains valid and active.

The Option Agreement may be terminated by either party (i) upon material breach of the other party if the breach is not cured within 30 days, or (ii) with 60 days’ prior written notice in the event the other party becomes the subject of a voluntary or involuntary petition in bankruptcy. Juno may terminate the Option Agreement at any time upon 30 days’ prior written notice. MabVax Therapeutics may terminate the Option Agreement if Juno, or any Juno employee or affiliate, is a party to any action or proceeding in which Juno, or any Juno employee or affiliate, opposes the Patents or otherwise seeks a determination that any of the Patents are invalid or unenforceable if Juno, or as applicable, its employee and/or affiliate, fails to discontinue its involvement in such an action within 10 days of receiving notice from MabVax Therapeutics.

As consideration for the grant of the exclusive option to purchase the License, Juno has agreed to pay MabVax Therapeutics a one-time up-front option fee in the low five figures. Should the option be exercised, MabVax Therapeutics would expect to negotiate with Juno to pay amounts that include MabVax Therapeutics license fees, milestone payments, and royalty-based compensation in connection with entering into a License. The terms of the License including the financial terms are expected to be agreed upon at a future date.